Segment information (Tables)	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of each segment's revenue, income from operations and adjusted EBITA

	Year ended March 31, 2021
	China commerce (i)	International commerce	Local consumer services (i)	Cainiao	Cloud	Digital media and entertainment	Innovation initiatives and others	Total segments	Unallocated (ii)	Consolidated
	(in millions of RMB, except percentages)
Revenue	501,379	48,851	35,746	37,258	60,558	31,186	2,311	717,289	—	717,289
Income (Loss) from operations	197,232	(9,361)	(29,197)	(3,964)	(12,479)	(10,321)	(7,802)	124,108	(34,430)	89,678
Add: Share-based compensation expense	14,505	4,223	4,972	1,956	10,205	3,281	2,518	41,660	8,460	50,120
Add: Amortization of intangible assets	1,922	206	7,852	1,195	23	922	83	12,203	224	12,427
Add: Anti-monopoly Fine	—	—	—	—	—	—	—	—	18,228	18,228
Adjusted EBITA (iii)	213,659	(4,932)	(16,373)	(813)	(2,251)	(6,118)	(5,201)	177,971	(7,518)
Adjusted EBITA margin (iv)	43%	(10)%	(46)%	(2)%	(4)%	(20)%	(225)%

	Year ended March 31, 2022
	China commerce (i)	International commerce	Local consumer services (i)	Cainiao	Cloud	Digital media and entertainment	Innovation initiatives and others	Total segments	Unallocated (ii)	Consolidated
	(in millions of RMB, except percentages)
Revenue	591,580	61,078	44,616	46,107	74,568	32,272	2,841	853,062	—	853,062
Income (Loss) from operations	172,536	(10,655)	(30,802)	(3,920)	(5,167)	(7,019)	(9,424)	105,549	(35,911)	69,638
Add: Share-based compensation expense	7,078	1,569	2,556	1,396	6,297	1,520	1,839	22,255	1,716	23,971
Add: Amortization of intangible assets	2,817	95	6,154	1,059	16	809	456	11,406	241	11,647
Add: Impairment of goodwill	—	—	—	—	—	—	—	—	25,141	25,141
Adjusted EBITA (iii)	182,431	(8,991)	(22,092)	(1,465)	1,146	(4,690)	(7,129)	139,210	(8,813)
Adjusted EBITA margin (iv)	31%	(15)%	(50)%	(3)%	2%	(15)%	(251)%

26.
Segment information (Continued)

	Year ended March 31, 2023
	China commerce (i)	International commerce	Local consumer services (i)	Cainiao	Cloud	Digital media and entertainment	Innovation initiatives and others	Total segments	Unallocated (ii)	Consolidated
	(in millions of RMB, except percentages)
Revenue	582,731	69,204	50,112	55,681	77,203	31,482	2,274	868,687	—	868,687
Income (Loss) from operations	172,191	(8,429)	(23,302)	(3,622)	(5,151)	(4,638)	(9,409)	117,640	(17,289)	100,351
Add: Share-based compensation expense	7,969	2,716	3,672	2,218	6,561	1,756	1,658	26,550	4,281	30,831
Add: Amortization and impairment of intangible assets	4,702	93	5,609	1,013	12	1,008	844	13,281	223	13,504
Add: Impairment of goodwill	—	—	—	—	—	—	—	—	2,714	2,714
Add: Equity-settled donation expense	—	—	—	—	—	—	—	—	511	511
Adjusted EBITA (iii)	184,862	(5,620)	(14,021)	(391)	1,422	(1,874)	(6,907)	157,471	(9,560)
Adjusted EBITA margin (iv)	32%	(8)%	(28)%	(1)%	2%	(6)%	(304)%

Schedule of reconciliation from the adjusted EBITA to the consolidated net income

The following table presents the reconciliation from the Adjusted EBITA to the consolidated net income for the years ended March 31, 2021, 2022 and 2023:

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in millions)
Total Segments Adjusted EBITA	177,971	139,210	157,471
Unallocated (ii)	(7,518)	(8,813)	(9,560)
Share-based compensation expense	(50,120)	(23,971)	(30,831)
Amortization and impairment of intangible assets	(12,427)	(11,647)	(13,504)
Impairment of goodwill	—	(25,141)	(2,714)
Anti-monopoly Fine	(18,228)	—	—
Equity-settled donation expense	—	—	(511)
Consolidated income from operations	89,678	69,638	100,351
Interest and investment income, net	72,794	(15,702)	(11,071)
Interest expense	(4,476)	(4,909)	(5,918)
Other income, net	7,582	10,523	5,823
Income tax expenses	(29,278)	(26,815)	(15,549)
Share of results of equity method investees	6,984	14,344	(8,063)
Consolidated net income	143,284	47,079	65,573

Schedule of depreciation and impairment of property and equipment and land use rights by segment

The following table presents the consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights by segment for the years ended March 31, 2021, 2022 and 2023:

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in millions)
China commerce (i)	9,790	13,043	10,880
International commerce	1,180	1,473	1,757
Local consumer services (i)	1,161	1,237	1,314
Cainiao	872	992	1,147
Cloud	11,161	7,613	9,093
Digital media and entertainment	1,109	956	912
Innovation initiatives and others and unallocated (ii)	1,116	2,494	2,696
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	26,389	27,808	27,799

(i)
For the year ended March 31, 2023, the Company reclassified the results of Instant Supermarket Delivery business, which was previously reported under the China commerce segment, to the Local consumer services segment in order to conform to the way that we manage and monitor segment performance. Figures for the years ended March 31, 2021 and 2022 were reclassified to conform to this presentation.
(ii)
Unallocated expenses primarily relate to corporate administrative costs and other miscellaneous items that are not allocated to individual segments.
(iii)
Adjusted EBITA represents net income before (i) interest and investment income, net, interest expense, other income, net, income tax expenses and share of results of equity method investees, (ii) certain non-cash expenses, consisting of share-based compensation expense, amortization and impairment of intangible assets and impairment of goodwill, and (iii) Anti-monopoly Fine, as well as equity-settled donation expense, which the Company does not believe are reflective of the Company’s core operating performance during the periods presented.
(iv)
Adjusted EBITA margin represents Adjusted EBITA divided by revenue.